Report of Directors Financial Review Risk Report - HSBC Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 112,746	$ 116,486
HSBC Holdings
Disclosure of offsetting of financial assets [line items]
Percentage of credit risk exposure being neither past due nor impaired	100.00%	100.00%
HSBC Holdings | Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 3,000	$ 3,000